CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2025
CONVERTIBLE DEBT
Schedule of convertible debt

	Convertible debt	Derivative liability	Total
Balance as at January 1, 2024	2,445	471	2,916
Accretion expense	1,298	—	1,298
Loss on remeasurement of derivative liability	—	94	94
Gain on settlement of convertible debt	—	(169)	(169)
Shares issued upon exercise of convertible debt	(2,314)	(390)	(2,704)
Repayment of convertible debt	(1,377)	—	(1,377)
Effect of movement in exchange rates	(52)	(6)	(58)
Balance as at December 31, 2024	—	—	—